Financial risk management - Summary Of Macro Economic Variables (Detail)	Dec. 31, 2022	Dec. 31, 2021
2022 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		10.90%
Domestic Demand Rate		9.40%
Consumption		10.80%
Gross Capital Formation		11.10%
2022 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		5.40%
Domestic Demand Rate		4.10%
Consumption		5.40%
Gross Capital Formation		4.10%
2022 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		(15.20%)
Domestic Demand Rate		(15.60%)
Consumption		(13.90%)
Gross Capital Formation		(25.10%)
2023 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.60%	2.20%
Unemployment Rate	(13.80%)
Domestic Demand Rate	1.70%	1.50%
Consumption		2.20%
Gross Capital Formation		(0.10%)
Formal average salary rate	(0.70%)
Informal Average Salary rate	1.80%
2023 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.30%	2.80%
Unemployment Rate	(10.10%)
Domestic Demand Rate	1.10%	2.20%
Consumption		2.80%
Gross Capital Formation		1.70%
Formal average salary rate	(1.40%)
Informal Average Salary rate	1.00%
2023 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	1.30%	5.80%
Unemployment Rate	(5.50%)
Domestic Demand Rate	(0.10%)	5.80%
Consumption		2.90%
Gross Capital Formation		21.80%
Formal average salary rate	(3.60%)
Informal Average Salary rate	(1.10%)
2024 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	3.10%	2.20%
Unemployment Rate	(3.90%)
Domestic Demand Rate	2.50%	2.10%
Consumption		2.10%
Gross Capital Formation		1.60%
Formal average salary rate	1.30%
Informal Average Salary rate	3.40%
2024 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.50%	3.70%
Unemployment Rate	(3.70%)
Domestic Demand Rate	1.70%	3.60%
Consumption		3.60%
Gross Capital Formation		4.00%
Formal average salary rate	1.00%
Informal Average Salary rate	2.90%
2024 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.00%	7.80%
Unemployment Rate	(3.50%)
Domestic Demand Rate	1.00%	7.30%
Consumption		12.20%
Gross Capital Formation		(4.60%)
Formal average salary rate	(0.70%)
Informal Average Salary rate	1.30%
2025 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	3.20%
Unemployment Rate	(3.60%)
Domestic Demand Rate	2.80%
Formal average salary rate	1.40%
Informal Average Salary rate	3.50%
2025 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.80%
Unemployment Rate	(3.50%)
Domestic Demand Rate	2.30%
Formal average salary rate	1.20%
Informal Average Salary rate	3.00%
2025 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.40%
Unemployment Rate	(3.30%)
Domestic Demand Rate	1.90%
Formal average salary rate	0.50%
Informal Average Salary rate	2.30%